Summary of Significant Accounting Policies - Schedule of Loans Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loans Outstanding [Abstract]
Outstanding principal, beginning of year	$ 979	$ 480
Changes in composition of related parties		338
Principal disbursed during the year	327	194
Principal repaid and refinanced during the year	(244)	(33)
Outstanding principal, end of year	$ 1,062	$ 979